Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions				12 Months Ended
		Mar. 20, 2019	Sep. 30, 2018	Sep. 28, 2019	Sep. 29, 2018	Oct. 03, 2020
Class of Stock [Line Items]
Treasury stock, shares				19,000		19,000
Common stock, authorized				4,600,000		4,600,000
Common Stock, Par or Stated Value Per Share				$ 0.01		$ 0.01
Common stock repurchases (in shares)					35,000
Common stock repurchases					$ 3,600
AOCI reclassifications to retained earnings, tax	[1]			$ (683)
AOCI reclassifications to retained earnings, before tax				(23)
AOCI reclassifications to retained earnings, net of tax	[1]			$ (706)
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				100,000		100,000
Preferred Stock, Par or Stated Value Per Share				$ 0.01		$ 0.01
Retained Earnings
Class of Stock [Line Items]
Treasury Stock, Retired, Cost Method, Amount				$ (49,118)
Accounting Standards Update 2018-02
Class of Stock [Line Items]
AOCI reclassifications to retained earnings, tax			$ 691
Accounting Standards Update 2016-01
Class of Stock [Line Items]
AOCI reclassifications to retained earnings, before tax			24
AOCI reclassifications to retained earnings, net of tax			$ 15
Legacy Disney
Class of Stock [Line Items]
Treasury Stock, Shares, Retired		1,400,000
Legacy Disney | Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				40
Preferred Stock, Par or Stated Value Per Share				$ 0.01
Legacy Disney | Additional Paid-in Capital
Class of Stock [Line Items]
Treasury Stock, Retired, Cost Method, Amount		$ 17,600
Legacy Disney | Retained Earnings
Class of Stock [Line Items]
Treasury Stock, Retired, Cost Method, Amount		$ 49,100
TFCF
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		307,000

[1]	At the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, and reclassified $691 million from AOCI to retained earnings. In addition, at the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Recognition and Measurement of Financial Assets and Liabilities, and reclassified $24 million ($15 million after tax) of market value adjustments on investments previously recorded in AOCI to retained earnings.